EARNINGS PER COMMON SHARE (Tables)	6 Months Ended
Jun. 30, 2017
EARNINGS PER COMMON SHARE
Schedule of weighted average shares outstanding used to calculate basic and diluted earnings per common share

	Three months ended		Six months ended
	June 30,		June 30,
	2017	2016	2017	2016
(number of common shares in millions)
Weighted average common shares outstanding	1,628	917	1,404	897
Effect of dilutive options	8	8	9	7

Diluted weighted average common shares outstanding	1,636	925	1,413	904